Background, Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Property and Investments
Other property and investments on Southwest’s and the Company’s Consolidated Balance Sheets includes (thousands of dollars):

	2018	2017
Net cash surrender value of COLI policies	$114,405	$117,341
Other property	1,741	1,773
Total Southwest Gas Corporation	116,146	119,114
Centuri property, equipment, and intangibles	792,191	554,730
Centuri accumulated provision for depreciation and amortization	(298,939)	(258,906)
Other property	14,153	13,242
Total Southwest Gas Holdings, Inc.	$623,551	$428,180

Summary of Intangible Assets
These intangible assets are included in Other property and investments on the Company’s Consolidated Balance Sheets. Centuri has $159.8 million and $80.7 million of intangible assets at December 31, 2018 and 2017, respectively, as detailed in the following table (thousands of dollars):

December 31, 2018	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$152,533	$(11,716)	$140,817
Trade names and trademarks	23,013	(5,234)	17,779
Customer contracts backlog	270	(3)	267
Noncompete agreements	2,022	(1,064)	958
Total	$177,838	$(18,017)	$159,821

December 31, 2017
Customer relationships	$76,254	$(6,743)	$69,511
Trade names and trademarks	13,754	(4,080)	9,674
Noncompete agreements	2,060	(543)	1,517
Total	$92,068	$(11,366)	$80,702

Schedule of Estimated Future Amortization of Intangible Assets
The estimated future amortization of the intangible assets for the next five years and thereafter is as follows (in thousands):

2019	$10,622
2020	10,634
2021	10,214
2022	10,127
2023	10,127
Thereafter	108,097
Total	$159,821

Schedule of Goodwill

	Natural Gas Operations	Utility Infrastructure Services	Total Company
(In thousands of dollars)
Balance, December 31, 2016	$10,095	$129,888	$139,983
Goodwill from Neuco acquisition	—	32,028	32,028
Foreign currency translation adjustment	—	7,303	7,303
Balance, December 31, 2017	10,095	169,219	179,314
Additional goodwill from Neuco acquisition	—	182	182
Goodwill from Linetec acquisition	—	188,494	188,494
Foreign currency translation adjustment	—	(8,945)	(8,945)
Balance, December 31, 2018	$10,095	$348,950	$359,045

Schedule of Capitalized and Debt Portion of AFUDC
Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

	2018	2017	2016
(In thousands)
AFUDC:
Debt portion	$3,264	$1,666	$1,175
Equity portion	3,627	2,296	2,289
AFUDC capitalized as part of utility plant	$6,891	$3,962	$3,464
AFUDC rate	5.85%	5.95%	7.35%

Schedule of Other Income (Deductions)
The following table provides the composition of significant items included in Other income (deductions) on the Consolidated Statements of Income (thousands of dollars):

	2018	2017	2016
Southwest Gas Corporation – natural gas operations segment:
Increase (decrease) in COLI policies	$(3,200)	$10,300	$7,400
Interest income	6,020	2,784	1,848
Equity AFUDC	3,627	2,296	2,289
Non-service post-retirement benefit cost	(21,059)	(19,424)	(19,760)
Miscellaneous income and (expense)	(2,628)	(2,344)	(3,261)
Southwest Gas Corporation – total other income (deductions)	(17,240)	(6,388)	(11,484)
Utility infrastructure services segment:
Interest income	88	3	1
Foreign transaction gain (loss)	(222)	(754)	(22)
Equity in earnings of unconsolidated investment – Western	531	1,052	69
Miscellaneous income and (expense)	(635)	44	1,145
Centuri – total other income (deductions)	(238)	345	1,193
Corporate and administrative	52	13	—
Consolidated Southwest Gas Holdings, Inc. - total other income (deductions)	$(17,426)	$(6,030)	$(10,291)

Schedule of Earnings Per Share, Basic and Diluted
A reconciliation of the denominator used in the Basic and Diluted EPS calculations is shown in the following table.

	2018	2017	2016
(In thousands)
Average basic shares	49,419	47,965	47,469
Effect of dilutive securities:
Stock options	—	—	1
Management Incentive Plan shares	25	8	124
Restricted stock units (1)	32	18	220
Average diluted shares	49,476	47,991	47,814

(1)
The number of securities granted for 2018 and 2017 includes 23,000 and 7,000 performance shares, respectively, the total of which was derived by assuming that target performance will be achieved during the relevant performance period.